ORGANIZATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2018, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), British Virgin Islands, Hong Kong, the United States of America (“USA”), United Kingdom of British (“UK”), Malta, Cyprus, Curacao, Australia and Japan and the Company also effectively controls a number of variable interest entities (“VIEs”), through the Primary Beneficiaries, as defined below. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its wholly-owned and majority-owned subsidiaries and their respective VIEs or subsidiaries. As of December 31, 2018, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are listed below:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com Nihon Co., Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Hainan Menghuanxingchen Computer Co., Ltd. (“Hainan Menghuanxingchen”)	May 3, 2018	PRC	100%	Software Service
The Multi Group Ltd (“The Multi Group”)	June 26, 2015	Malta	93%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Multilotto Australia PTY Ltd******	December13,2016	Australia	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“ Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“ Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“ Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	-	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	-	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	-	Software Service
Hainan Panfeng Network Technology Co., Ltd. (“Hainan Panfeng”) **	July 18, 2018	PRC	-	Software Service
Hangzhou E-Sun Sky Network Technology Co., Ltd. (“Hangzhou E-Sun Sky Network”) **	June 21, 2018	PRC	-	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“ Baifengrun Technology”) ****	September 13, 2011	PRC	-	Development, operation of Online Gaming
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Youlanguang Technology
**** A subsidiary of Guangtiandi Technology
****** A subsidiary of The Multi Group

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

Most of the entities listed above are either holding companies or companies that have no operations. The entities that have substantive operations include: The Multi Group and its subsidiaries and the VIEs or subsidiaries of E-Sun Sky Computer.

The Group provides mobile gaming services, sports information services, online spot commodity trading services  and physical channel services to sell sports lottery tickets in the PRC, and online gaming services in Europe. The Group’s principal geographic markets are in the PRC and northern Europe.

Information on Variable Interest Entities (“
VIEs”)

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Company operates its websites and provides online lottery purchase services (which has been ceased since March 2015) in the PRC through the
VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with several entities through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of these entities’ activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from these entities’ activities. As result of these contractual arrangements, these entities are considered as VIEs of the Company. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the
VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements and because the Company has been determined to 1) be the most closely associated with the VIEs as it has the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses and/or the right to receive benefits of the VIEs that could potentially be significant to the VIEs, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 (“ASC 810
”), “Consolidation”.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among the Company, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs’ shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was originally entrusted to E-Sun Sky Computer, to the Company. As a result of the assignment of power of attorney from E-Sun Sky Computer to the Company and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013
.

On January 10, 2017, as a result of the acquisition of Qufan Internet Technology Inc., the Company also entered into the contractual arrangements with Shenzhen Qufan Network Technology Co., Ltd., through Qufan Information Technology (Shenzhen) Co., Ltd, which obligates Qufan Information Technology (Shenzhen) Co., Ltd to absorb a majority of the expected losses from the activities of Shenzhen Qufan Network Technology Co., and entitles Qufan Information Technology(Shenzhen) Co., Ltd to receive a majority of residual returns from Shenzhen Qufan Network Technology Co., Ltd. The Company has disposed of Qufan Internet Technology Inc., together with its subsidiaries and related VIEs in February 2018. In February 2018, the above contractual arrangements between Qufan Information Technology (Shenzhen) Co., Ltd and Shenzhen
Qufan Network Technology Co., Ltd were terminated.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of all of these
VIEs included in the Group’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	85,161	123,482	17,960
Restricted cash	1,237	1,253	182
Amounts due from intergroup companies	2,555	2,627	382
Prepayments and other current assets	33,692	28,934	4,209
Current assets for discontinued operations	40,193	-	-

Total current assets	162,838	156,296	22,733

Non-current assets:
Property and equipment, net	99,138	67,349	9,796
Intangible assets, net	1,734	1,623	236
Deposits	4,248	4,484	652
Long-term investments	53,044	51,332	7,466
Other non-current assets	6,296	3,563	518
Non-current assets for discontinued operations	179,932	-	-

Total non-current assets	344,392	128,351	18,668

TOTAL ASSETS	507,230	284,647	41,401

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	71,168	209,384	30,454
Accrued payroll and welfare payable	9,875	7,854	1,142
Accrued expenses and other current liabilities	51,658	54,200	7,883
Income tax payable	615	1,313	191
Current liabilities for discontinued operations	15,626	-	-

Total current liabilities	148,942	272,751	39,670

Non-current liabilities:
Long-term payables	27,673	4,196	610
Non-current liabilities for discontinued operations	12,721	-	-
Total non-current liabilities	40,394	4,196	610

TOTAL LIABILITIES	189,336	276,947	40,280

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net revenues for continuing operations	5,259	22,489	20,578	2,993
Net revenues for discontinued operations	5,669	59,465	7,398	1,076
Net loss for continuing operations	(9,557)	(138,991)	(103,383)	(15,036)
Net income for discontinued operations	706	14,957	2,183	317

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash (used in) operating activities	(50,876)	(162,328)	(77,280)	(11,240)
Net cash provided by investing activities	166,222	6,350	11,164	1,624
Net cash provided by financing activities	-	-	104,453	15,192

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has provided a loan of US$15.8 million
in financial support to its VIEs, E-Sun Sky Network, as of December 31, 2018
.